Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Concentration Risk [Line Items]
Summary of concentration risk

The concentration of net revenue on a percentage basis for major payors at September 30, 2021 and 2020 are as follows:

	Nine Months Ended
	September 30,
	2021	2020
Percentage of net revenue:
Payor A	17%	15%
Payor B	14%	15%

The concentration of gross receivables on a percentage basis for major payors at September 30, 2021 and December 31, 2020 are as follows:

	September 30,	December 31,
	2021	2020
Percentage of gross receivables:
Payor B	21%	11%
Payor D	22%	21%

The concentration of cost of sales on a percentage basis for major vendors at September 30, 2021 and 2020 are as follows:

	Nine Months Ended
	September 30,
	2021	2020
Percentage of cost of sales:
Vendor A	51%	54%
Vendor B	48%	44%

The concentration of gross payables on a percentage basis for major vendors at September 30, 2021 and December 31, 2020 are as follows:

	September 30,	December 31,
	2021	2020
Percentage of gross payables:
Vendor A	30%	42%
Vendor B	59%	48%

The concentration of net revenue on a percentage basis for major payors at December 31, 2020, 2019 and period from September 20, 2018 through December 31, 2018 and period from January 1, 2018 through September 19, 2018 are as follows:

			Period from	Period from
			September 20,	January 1,
	Year Ended	Year Ended	2018 through	2018 through
	December 31,	December 31,	December 31,	September 19,
	2020	2019	2018	2018

	Successor			Predecessor
Percentage of Net Revenue:
Payor A	15%	18%	23%	20%
Payor B	15%	16%	13%	11%
Payor C	7%	11%	11%	11%
Payor D	9%	11%	9%	8%

The concentration of gross receivables on a percentage basis for major payors at December 31, 2020 and 2019 are as follows:

	December 31,	December 31,
	2020	2019
Percentage of Gross Receivables:
Payor A	1%	3%
Payor B	11%	24%
Payor C	3%	6%
Payor D	21%	26%

The concentration of cost of sales on a percentage basis for major vendors at December 31, 2020, 2019 and period from September 20, 2018 through December 31, 2018 and period from January 1, 2018 through September 19, 2018 are as follows:

			Period from	Period from
			September 20,	January 1,
	Year Ended	Year Ended	2018 through	2018 through
	December 31,	December 31,	December 31,	September 19,
	2020	2019	2018	2018

	Successor			Predecessor
Percentage of Cost of Sales:
Vendor A	55%	57%	46%	48%
Vendor B	45%	43%	52%	50%

The concentration of gross payables on a percentage basis for major vendors at December 31, 2020 and 2019 are as follows:

	December 31,	December 31,
	2020	2019
Percentage of Gross Payables:
Vendor B	48%	49%
Vendor A	42%	39%
All others	10%	12%